Investments (Summary of Equity-Accounted Investees and Investments at FVTOCI) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Interests In Other Entities [Line Items]
Carrying Amount	$ 477	$ 482
Carrying Amount	221	190
Non-current Financial Assets At Amortised Cost	0	19
Non-current Financial Asstes at Fair Value through Profit or Loss	0	45
Cash and cash equivalents	853	941	$ 901
Investments accounted for using equity method and in subsidiaries joint ventures and associates	$ 698	$ 736
Profertil [Member]
Disclosure Of Interests In Other Entities [Line Items]
Principal Activity	Nitrogen producer
Principal Place of Business and Incorporation	Argentina
Proportion of ownership interest in associate	50.00%	50.00%
Carrying Amount	$ 349	$ 340
Name of Joint Venture	Profertil
Cash and cash equivalents	$ 110	$ 204
Sinofert [Member]
Disclosure Of Interests In Other Entities [Line Items]
Principal Activity	Fertilizer supplier and distributor
Principal Place of Business and Incorporation	China/Bermuda
Proportion of ownership interest in investment	19.00%	22.00%
Non current Investments In Equity Instruments Designated At Fair Value Through Other Comprehensive Income	$ 211	$ 180
Name of Associate	Sinofert Holdings Limited ("Sinofert")
Canpotex [Member]
Disclosure Of Interests In Other Entities [Line Items]
Principal Activity	Marketing and logistics of potash
Principal Place of Business and Incorporation	Canada
Proportion of ownership interest in associate	50.00%	50.00%
Carrying Amount	$ 0	$ 0
Name of Joint Venture	Canpotex
Other associates and joint ventures [Member]
Disclosure Of Interests In Other Entities [Line Items]
Carrying Amount	$ 128	142
Name of Joint Venture	Other associates and joint ventures
Other [Member]
Disclosure Of Interests In Other Entities [Line Items]
Name of Associate	Other
Non-current Financial Asstes at Fair Value through Profit or Loss	$ 0	45
Other Investments At Fair Value [Member]
Disclosure Of Interests In Other Entities [Line Items]
Carrying Amount	10	10
Non-current Financial Assets At Amortised Cost	$ 0	19
Name of Associate	Other
Total Investments [Member]
Disclosure Of Interests In Other Entities [Line Items]
Non-current Financial Assets At Amortised Cost	$ 0	19
Name of Associate	Other
Investments accounted for using equity method and in subsidiaries joint ventures and associates	$ 698	$ 736